OPERATING LEASE (Tables)	12 Months Ended
Sep. 30, 2021
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

September 30, 2021
Operating lease assets:
Operating lease right of use assets	$201,007
Total operating lease assets	201,007

Operating lease obligations:
Current operating lease liabilities	62,871
Non-current operating lease liabilities	146,703
Total operating lease obligations	$209,574

SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2021
Weighted-average remaining lease term	2.9 years

Weighted-average discount rate	4.75%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of September 30, 2021:

Year ending September 30,	US$
2022	$71,414
2023	78,553
2024	69,629
2025	5,806
Total lease payments	225,402
Less: imputed interest	(15,828)
Total lease liabilities	$209,574